Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 650	€ 689	€ 452
Less than 1 month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	316	269	118
Overdue by 1 to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	194	154	161
Overdue by 3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	87	123	87
Overdue by 6 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	9	62	35
Later than 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 44	€ 81	€ 51